Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Assets
Cash and cash equivalents	$ 1,804,881	$ 1,699,969	$ 3,150,978
Accounts receivable:
Trade receivables, net of allowance	4,720,460	4,966,717	6,099,471
Due from factor	162,234	165,971	197,039
Inventory	122,435	171,682	363,641
Prepaid expenses and other current assets	311,925	327,532	175,223
Prepaid royalties	374,422	351,852	415,339
Total current assets	7,496,357	7,683,723	10,401,691
Property and equipment, net of accumulated depreciation	761,319	831,231	1,294,517
Intangible assets, net of accumulated amortization	103,889	123,482	65,510
Deposits and other assets	220,523	286,073	244,202
Total assets	8,582,088	8,924,509	12,005,920
Liabilities and Stockholders’ Equity
Accounts payable and accrued expenses	7,313,800	7,530,034	9,554,754
Capital lease obligations, current	310,749	221,461	640,116
Notes payable, current	57,473	55,293	53,452
Due to factor	295,596	246,221	256,636
Line of credit		0	1,000,000
Deferred revenue	21,488	53,216	68,901
Total current liabilities	7,999,106	8,106,225	11,573,859
Long term liabilities:
Notes payable, long term	0	11,059	53,452
Capital lease obligations, long term	355,609	493,045	813,173
Total liabilities	8,354,715	8,610,329	12,440,484
Commitments and contingencies
Stockholders’ equity:
Preferred stock	0	0	0
Common stock	17,121	16,970	17,069
Additional paid-in capital	14,306,406	14,213,443	13,671,873
Accumulated deficit	(14,135,185)	(13,992,238)	(14,184,160)
Accumulated other comprehensive income	39,031	76,005	60,654
Total stockholders' equity (deficiency)	227,373	314,180	(434,564)
Total liabilities and stockholders' equity (deficiency)	$ 8,582,088	$ 8,924,509	$ 12,005,920